Significant Accounting Policies - Fair Value Measurement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies
Impairment for credit losses	$ 0	$ 0	$ 0